STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capitall [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015	$ 64	$ 192,791	$ (248)	$ (196,412)	$ (3,805)
Balance, shares at Dec. 31, 2015	40,272,846
Exercise of options and warrants	$ 10	19,584			19,594
Exercise of options and warrants, shares	4,024,915
Tax benefit related to exercise of share options		731			731
Share-based compensation		28,048			28,048
Other comprehensive income (loss)			(141)		(141)
Net loss				(46,896)	(46,896)
Balance at Dec. 31, 2016	$ 74	241,154	(389)	(243,308)	(2,469)
Balance, shares at Dec. 31, 2016	44,297,761
Exercise of options	$ 6	22,253			22,259
Exercise of options, shares	2,155,822
Share-based compensation		47,700			47,700
Other comprehensive income (loss)			103		103
Net loss				(56,273)	(56,273)
Balance at Dec. 31, 2017	$ 80	311,107	(286)	(299,581)	11,320
Balance, shares at Dec. 31, 2017	46,453,583
Exercise of options	$ 8	31,764			31,772
Exercise of options, shares	2,816,043
Effect of adopting new accounting standard, Revenue from Contracts with Customers				18,330	18,330
Share-based compensation		72,330			72,330
Other comprehensive income (loss)			(1,405)		(1,405)
Net loss				(37,120)	(37,120)
Balance at Dec. 31, 2018	$ 88	$ 472,239	$ (1,691)	$ (318,371)	$ 152,265
Balance, shares at Dec. 31, 2018	49,269,626